Segment Reporting - Segment Results Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
REVENUES	$ 452,254	$ 430,707	$ 958,748	$ 881,744
Voyage expenses	33,439	26,154	68,451	52,469
Vessel operating expenses	201,714	195,978	402,900	383,442
Time-charter hire expense	9,714	26,544	26,006	53,996
Depreciation and amortization	103,373	109,769	206,831	212,263
General and administrative	36,945	35,395	74,823	74,666
Loan loss provisions (recoveries)	(2,521)	7,042	(2,521)	10,207
(Gain) loss on sale of vessels and equipment	(9,615)	(1,341)	(9,453)	(1,309)
Restructuring charges	(244)	1,789	395	3,843
Income from vessel operations	79,449	29,377	191,316	92,167
Shuttle Tanker and FSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	142,816	140,062	304,028	278,715
Voyage expenses	24,890	22,275	56,619	44,084
Vessel operating expenses	46,989	43,472	93,007	88,379
Time-charter hire expense	4,975	14,110	16,387	28,887
Depreciation and amortization	27,039	29,093	54,376	56,789
General and administrative	8,005	9,324	17,382	19,828
Restructuring charges	(820)	1,043	(268)	1,630
Income from vessel operations	31,738	20,745	66,525	39,118
FPSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	131,155	122,560	273,674	263,489
Voyage expenses	172		172
Vessel operating expenses	92,436	84,054	185,940	161,438
Depreciation and amortization	38,056	39,285	75,868	73,317
General and administrative	15,524	11,760	30,865	24,121
Loan loss provisions (recoveries)	(2,521)		(2,521)
(Gain) loss on sale of vessels and equipment		(1,338)		(1,338)
Income from vessel operations	(12,512)	(11,201)	(16,650)	5,951
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	81,970	70,983	163,393	141,984
Voyage expenses	739	487	1,572	491
Vessel operating expenses	17,139	15,164	33,650	30,260
Depreciation and amortization	17,888	18,328	36,001	35,619
General and administrative	6,294	5,314	13,494	11,510
Income from vessel operations	39,910	31,690	78,676	64,104
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
REVENUES	96,313	97,102	217,653	197,556
Voyage expenses	7,638	3,392	10,088	7,894
Vessel operating expenses	45,150	53,288	90,303	103,365
Time-charter hire expense	4,739	12,434	9,619	25,109
Depreciation and amortization	20,390	23,063	40,586	46,538
General and administrative	7,122	8,997	13,082	19,207
Loan loss provisions (recoveries)		7,042		10,207
(Gain) loss on sale of vessels and equipment	(9,615)	(3)	(9,453)	29
Restructuring charges	576	746	663	2,213
Income from vessel operations	$ 20,313	$ (11,857)	$ 62,765	$ (17,006)